CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Operating activities
Net loss for the year	$ (4,650,900)	$ (5,836,536)	$ (4,865,933)
Adjusted for non-cash items:
Shares issued on consulting agreement	27,550	0	322,862
Share based compensation	1,048,661	1,413,919	3,447,415
Impairment of promissory note receivable	0	85,114	0
Impairment of equipment	0	107,515	0
Amortization of right-of-use assets	92,167	0	0
Depreciation	5,768	30,529	12,770
Loss on deposit	396,000	0	0
Loss on settlement of other investment	184,440	0	0
Impairment of assets	16,316	0	0
Interest expense	531,545	39,215	0
Interest on lease obligation	46,171	0	0
Deferred tax recovery	(54,349)	0	0
Gain on settlement	(51,023)	0	0
Accretion expense	249,518	24,680	0
Convertible debentures issued for settlement fees	0	250,000	0
Shares issued on settlement of fees	140,680	0	0
Transaction costs	0	0	(7,591)
Changes in non-cash working capital items:
Prepaid expenses and deposits	(188,674)	(102,235)	(318,903)
Inventory	(118,682)	0	0
Payment of lease liabilities	(91,034)	0	0
Harmonized sales tax receivable	(27,118)	0	0
Accounts payable and accrued liabilities	1,405,022	1,051,065	231,906
Cash used in operating activities	(1,037,942)	(2,936,734)	(1,177,474)
Investing activities
Purchase of property and equipment	(145,587)	(2,500,373)	(151,188)
Investment in OR operations	0	0	(526,720)
Advances to OR operations	0	0	(610,705)
Investment in related party	0	(500,000)	0
Promissory note receivable	0	(69,312)	(15,802)
Cash used in investing activities	(145,587)	(3,069,685)	(1,304,415)
Financing activities
Advances from (repayments to) related parties	0	0	(117,081)
Issuance of mortgage payable	34,929	654,350	0
Debenture unit deposits	0	594,889	0
(Repayments) issuance of promissory notes payable	(180,043)	1,108,627	0
Issuance of convertible debentures	457,111	350,000	0
Proceeds from the exercise of warrants	0	112,500	0
Repayments of related party notes payable	0	0	(43,681)
Proceeds from issuance of common shares	1,411,680	0	5,892,664
Proceeds from financing activities	1,723,677	2,820,366	5,731,902
Effect of exchange rate changes on cash	35,742	7,205	684
Net increase (decrease) in cash and cash equivalents	575,890	(3,178,848)	3,250,697
Cash and cash equivalents, beginning of year	71,849	3,250,697	0
Cash and cash equivalents, end of year	$ 647,739	$ 71,849	$ 3,250,697